Expense Example - Hartford Schroders US MidCap Opportunities Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10	Class SDR Year 1	Class SDR Year 3	Class SDR Year 5	Class SDR Year 10
USD ($)	665	907	1,168	1,914	296	606	1,042	2,254	93	290	504	1,120	157	486	839	1,834	126	393	681	1,500	96	300	520	1,155	94	293	509	1,131	84	262	455	1,014	84	262	455	1,014